GOODWILL	12 Months Ended
Jun. 30, 2014
Goodwill Disclosure [Abstract]
Goodwill Disclosure [Text Block]
NOTE 11 -	GOODWILL

The changes in the carrying amount of goodwill are as follows:

	June 30,
	2013	2014

Balance at beginning of year	$27,588,883	$65,787,020
Goodwill acquired (note 3)	39,751,123	-
Translation adjustments	(1,552,986)	853,283

	$65,787,020	$66,640,303

As of June 30, 2014, the fair value of Concord is estimated to be $47,594,075, which represents a $3,984,788 or 9.1% headroom compared to the carrying amount of $43,609,287. There are several key assumptions adopted in the fair value evaluation process including the weighted average cost of capital (“WACC”) rate and long-term growth (“LTG”) rate. If the LTG rate adopted increased or decreased by 1.0%, the fair value of Concord would increase or decrease by $1,759,808 and $1,523,619, respectively. If the WACC rate adopted increased or decreased by 1.0%, the fair value of Concord would decrease or increase by $5,967,174 and $3,688,551, respectively.